Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Additions Charged to Other Accounts	[1]	$ 307,932	$ 334,796
Deductions	[2]	302,932	343,949
End of Period		27,276	22,276
Beginning of Period		22,276	27,276
Additions Charged to Costs and Expenses			$ 4,153

[1]	Cash discounts allowed on sales and charged against revenue.
[2]	Accounts receivable written off and cash discounts allowed on sales.